Transactions and Agreements with Parties-in-Interest (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividends receivable	$ 1,049,976	$ 1,126,821
State Street Corporation Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Common stock dividends received	4,907,729	3,682,319
Dividends receivable	$ 0	$ 0